Earnings per share - Additional Information (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Apr. 07, 2022	Dec. 31, 2021
Option | 2021 Incentive Award Plan
Earnings per share [line items]
Outstanding stock options (in shares)	598,527	549,863		442,789
Restricted stock units
Earnings per share [line items]
Restricted stock units (in shares)	1,285,100		754,115
Restricted stock units | 2021 Incentive Award Plan
Earnings per share [line items]
Restricted stock units (in shares)	1,285,100	847,143		335,449